Investment Objectives and Goals	Sep. 23, 2025
Tema Small & Mid-Cap Durable Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SMALL & MID-CAP DURABLE QUALITY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Small & Mid-Cap Durable Quality ETF (the “Fund”) seeks to provide long-term growth.
Tema S&P 500 Growth Historical Weight ETF Strategy
Prospectus [Line Items]
Risk/Return [Heading]	TEMA S&P 500 GROWTH HISTORICAL WEIGHT ETF STRATEGY – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema S&P 500 Growth Historical Weight ETF Strategy (the “Fund”) seeks long-term growth based on a historical weight interpretation of the S&P 500 Growth IndexTM (the “S&P 500 Growth”).
Tema International Defense Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA INTERNATIONAL DEFENSE INNOVATION ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema International Defense Innovation ETF (the “Fund”) seeks to provide long-term growth.
Tema Emerging Markets Durable Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA EMERGING MARKETS DURABLE QUALITY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Emerging Markets Durable Quality ETF (the “Fund”) seeks to provide long-term growth.
Tema S&P Total U.S. Market Historical Weight ETF Strategy
Prospectus [Line Items]
Risk/Return [Heading]	TEMA S&P TOTAL U.S. MARKET HISTORICAL WEIGHT ETF STRATEGY – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema S&P Total U.S. Market Historical Weight ETF Strategy (the “Fund”) seeks long-term growth based on a historical weight interpretation of the S&P Total Market IndexTM (the “S&P Total Market”).